Other Financial Items (Notes)	6 Months Ended
Jun. 30, 2014
Other Financial Items [Abstract]
Other Financial Items [Text Block]
7.     OTHER FINANCIAL ITEMS

Other financial items comprise of the following:

	Six months ended June 30,
(in thousands of $)	2014	2013
Unrealized (mark-to-market) (losses)/gains for interest rate swaps	(23,649)	51,478
Interest expense on undesignated interest rate swaps	(10,031)	(5,101)
Others	(5,056)	(1,256)
	(38,736)	45,121